COMMITMENTS - Narrative (Details) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 28, 2024	Jun. 30, 2025 USD ($) tonne	Dec. 31, 2024 USD ($)
Disclosure of commitments [line items]
Commitments in relation to associates		$ 876	$ 1,704
Commitments in relation to joint ventures		2,483	719
Provision of guarantees or collateral by entity, third party transactions		315	256
Pledges of property, plant and equipment		68	33
Other commitments		1,870	1,294
Supply commitment, remaining minimum amount committed		$ 2,865	2,897
Offtake agreement, period		25 years
Kryvyi Rih Industrial Gas
Disclosure of commitments [line items]
Commitments in relation to associates			798
Serra Azul Mine, Brazil
Disclosure of commitments [line items]
Contractual capital commitments		$ 11	12
Expected capacity of DRI pellet feed (in tonnes) | tonne		4,500,000
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Expected costs to be in compliance with the ECA		$ 17	12
Maximum fine for non-compliance with agreement		18	16
Other commitments		1,168	295
ArcelorMittal Liberia Ltd
Disclosure of commitments [line items]
Contractual capital commitments		$ 200	257
Concentrate sinter fines capacity (in tonnes) | tonne		20,000,000
State of the Grand-Duchy of Luxembourg
Disclosure of commitments [line items]
Percentage of headquarters entity is committed to acquire	50.00%
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Asset-based revolving credit facility | Operating subsidiaries | South Africa
Disclosure of commitments [line items]
Debt instrument, collateral amount		$ 197
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		107
Total for all associates
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions		0	11
Commitments within sureties, guarantees, LOC, pledges, and other collateral		265	291
Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		5,316	6,259
Commitments within sureties, guarantees, LOC, pledges, and other collateral		103	404
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		285	287
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		409	380
Calvert | Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		0	1,183
Al Jubail | Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		162	186
Ventos de Santo Antonio Comercializadora de Energia S.A. ("VdSA") | Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		350	183
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		270	303
ArcelorMittal Nippon Steel India Limited
Disclosure of commitments [line items]
Supply commitment, remaining minimum amount committed		2,781	2,787
ArcelorMittal Nippon Steel India Limited | Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		4,144	$ 4,038
Ventos de Santo Antônio Comercializadora de Energia (VdSA)
Disclosure of commitments [line items]
Commitments in relation to joint ventures		$ 1,739